Basis of preparation and recent accounting developments - Accounting policy choices (Details) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Cash inflow (outflow) for derivatives presented as investing activities	[1]	£ (223)	£ (412)	£ 330

[1]	Certain derivative balances have been represented for all periods presented to reflect a reclassification from financing activities to investing activities to reflect a change in accounting policy (see note 1 for details).